Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 500	$ 500
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	7,251,937	7,216,103
Treasury stock, shares	3,616,734	3,619,487